LEASES (Schedule of components of lease costs, lease term and discount rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost:
Operating annual lease cost:	$ 4,032	$ 3,584
Office and warehouse space [Member]
Operating lease cost:
Operating annual lease cost:	$ 2,144	$ 2,178
Weighted Average Remaining Lease Term	3 years 1 month 6 days	4 years 1 month 6 days
Weighted Average Discount Rate	6.67%	6.13%
Base stations [Member]
Operating lease cost:
Operating annual lease cost:	$ 1,127	$ 1,187
Weighted Average Remaining Lease Term	2 years	2 years 1 month 6 days
Weighted Average Discount Rate	8.71%	7.95%
Vehicle [Member]
Operating lease cost:
Operating annual lease cost:	$ 99	$ 112
Weighted Average Remaining Lease Term	1 year 4 months 24 days	1 year 3 months 18 days
Weighted Average Discount Rate	12.73%	10.30%
Others [Member]
Operating lease cost:
Operating annual lease cost:	$ 662	$ 107
Weighted Average Remaining Lease Term	3 years 6 months	4 years 4 months 24 days
Weighted Average Discount Rate	6.88%	6.50%